Stock Option Plans	9 Months Ended
Sep. 30, 2012
Stock Option Plans

(2) Stock Option Plans

At September 30, 2012, the Company had three stock-based compensation plans: the 2006 Employee Stock Option Plan (the “2006 U.S. Employee Plan”), the 2006 Stock Option Plan (the “2006 Plan”) and the 2012 Stock Option and Incentive Plan (the “2012 Plan”).

The 2006 U.S. Employee Plan is restricted in number to those stock options granted to U.S. residents prior to the 2006 reorganization whereby Eloqua Corporation became a consolidated subsidiary of Eloqua Limited (now Eloqua, Inc.).

The 2006 Plan provided for the issuance of incentive and non-qualified stock options to the Company’s employees, directors and consultants of the Company. In conjunction with the effectiveness of the 2012 Plan, the Company’s Board of Directors (the “Board”) voted that no further awards may be granted under the 2006 Plan.

In 2012, the Board and stockholders adopted the 2012 Plan, which became effective in August 2012 upon the Company’s initial public offering. The 2012 Plan provides for the issuance of incentive and non-qualified stock options, restricted stock, and other stock-based awards to full or part-time officers, employees, non-employee directors and other key persons (including consultants and prospective employees) as selected from time to time by the Company’s compensation committee at its discretion. In connection with the approval of the 2012 Plan, the Company reserved 3,750,000 shares of common stock for the issuance of awards under the 2012 Plan (including an aggregate of 398,806 shares previously reserved for future issuance under the 2006 Plan and the 2006 U.S. Employee Plan, which shares were added to the shares reserved under the 2012 Plan). The 2012 Plan provides that the number of shares reserved and available for issuance under the 2012 Plan will automatically increase each January 1, beginning in 2013 by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the compensation committee on or prior to such immediately preceding December 31. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization. The shares of common stock underlying any awards that are forfeited, canceled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2012 Plan, the 2006 Plan and the 2006 U.S. Employee Plan are added back to the shares of common stock available for issuance under the 2012 Plan.

The Company has elected the straight-line attribution method as its accounting policy for recognizing stock-based compensation expense for all awards.

Summary of the weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model are as follows:

	Nine Months Ended September 30,
	2011	2012
Expected term (years)	6.1	6.03
Volatility	58.51%	57.98%
Risk-free interest rate	1.96%	1.50%
Dividend yield	0	0

The following table summarizes the stock option activity for the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)

Options outstanding, December 31, 2011	7,759,176	$2.15	5.5 years	$46,361
Granted	1,357,120	9.61
Exercised	(1,125,030)	1.18
Canceled, expired or forfeited	(298,297)	4.12

Options outstanding at September 30, 2012	7,692,969	$3.07	6.3 years	$128,319

Options exercisable at September 30, 2012	4,990,463	$1.74	4.9 years	$89,878

The weighted average grant date fair value of options granted during the nine months ended September 30, 2012 was $5.26. The total intrinsic value of options exercised during the nine months ended September 30, 2012 was approximately $8,714,000.

The Company recorded stock-based compensation expense relating to the stock options of approximately $2,275,000 and $1,130,000 during the nine months ended September 30, 2012 and 2011, respectively. At September 30, 2012, there was approximately $9,509,000 of total unrecognized compensation costs that is expected to be recognized over a weighted average period of 1.73 years.